Leases (Details)	Jun. 30, 2020 USD ($)
Operating Lease [Member]
2021	$ 901,513
2022	441,918
2023	64,557
Total lease payments	1,407,988
Less: Interest	(79,977)
Present value of lease liabilities	1,328,011
Financing Lease [Member]
2021	51,071
2022	51,071
2023	21,280
Total lease payments	123,422
Less: Interest	(9,805)
Present value of lease liabilities	$ 113,617